UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01728

Nicholas Fund, Inc.

(Exact Name of Registrant as specified in charter)

411 East Wisconsin Avenue, Suite 2100, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices) (Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer

411 East Wisconsin Avenue, Suite 2100

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 10/31/2026

Date of reporting period: 04/30/2026

Item 1. Report to Stockholders.

(a)

Nicholas Fund, Inc. NICSX

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about Nicholas Fund, Inc. (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.nicholasfunds.com/FundMaterials. You can also request this information by contacting us at 1-800-544-6547.

What Were the Portfolio Costs for the Last Six Months?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Annualized Costs Paid as a Percentage of a $10,000 Investment
Nicholas Fund	$35	0.71%
Key Fund Statistics
As of April 30, 2026
Net Assets	$3,877,503,101
Number of Portfolio Holdings	52
Portfolio Turnover Rate	18.59%

Top Ten Equity Holdings
As of April 30, 2026
Name	Percentage of Net Assets
Alphabet Inc. Class C	7.04%
Amazon.com, Inc.	5.94%
NVIDIA Corporation	5.93%
Apple Inc.	4.62%
Microsoft Corporation	4.38%
Broadcom Inc.	2.60%
Costco Wholesale Corporation	2.20%
Thermo Fisher Scientific, Inc.	1.97%
Netflix, Inc.	1.93%
TJX Companies Inc	1.93%
Total of top ten	38.54%
Sector Diversification (As a Percentage of Total Investments)
As of April 30, 2026
Where Can I Find Additional Information About the Fund?

Additional information is available on the Fund's website, www.nicholasfunds.com/FundMaterials, including its:

  prospectus

  financial information

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those of other members of your household, please call the Fund at 1-800-544-6547.

(b) Not applicable.

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the financial statements and financial highlights for open-end management investment companies under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b)

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

April 30, 2026

NICHOLAS FUND, INC.

CONSISTENCY *in a* WORLD *of* CHANGE

WWW.NICHOLASFUNDS.COM

Financial Highlights (NICSX) For a share outstanding throughout each period

	Six Months Ended 04/30/2026		Seven Months Ended		Years Ended March 31,
	(unaudited)		10/31/2025*		2025	2024	2023	2022
NET ASSET VALUE, BEGINNING OF PERIOD	$93.68		$89.46		$95.25	$75.77	$80.56	$80.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (1)	.03		.11		.28	.32	.21	.15
Net gain (loss) on securities (realized and unrealized)	(1.05)		8.94		1.54	25.06	(3.43)	10.51
Total from investment operations	(1.02)		9.05		1.82	25.38	(3.22)	10.66

LESS DISTRIBUTIONS
From net investment income	—		—		(.28)	(.32)	(.19)	(.20)
From net capital gain	(3.37)		(4.83)		(7.33)	(5.58)	(1.38)	(10.04)
Total distributions	(3.37)		(4.83)		(7.61)	(5.90)	(1.57)	(10.24)

NET ASSET VALUE, END OF PERIOD	$89.29		$93.68		$89.46	$95.25	$75.77	$80.56

TOTAL RETURN	(1.11	)%(2)	10.41	%(2)	1.84%	34.93%	(3.86)%	13.42%

SUPPLEMENTAL DATA
Net assets, end of period (millions)	$3,877.5		$4,179.5		$3,986.5	$4,177.7	$3,256.2	$3,582.6
Ratio of expenses to average net assets	.71	%(3)	.70	%(3)	.70%	.70%	.71%	.71%
Ratio of net investment income to average net assets	.07	%(3)	.20	%(3)	.28%	.39%	.30%	.18%
Portfolio turnover rate	18.59	%(3)	9.04	%(2)	15.41%	10.67%	15.61%	11.49%

*	For the seven months ended October 31, 2025. Prior to April 1, 2025, the Fund’s fiscal year end was March 31.

(1)	Computed based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Schedule of Investments April 30, 2026 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS — 97.53%
	Communication Services - Media & Entertainment — 10.85%
715,030	Alphabet Inc. Class C	$273,098,558
118,845	Meta Platforms, Inc.	72,722,444
799,985	Netflix, Inc.*	74,886,596
		420,707,598
	Consumer Discretionary - Consumer Discretionary Distribution & Retail — 11.60%
869,171	Amazon.com, Inc.*	230,382,465
218,308	Home Depot, Inc.	71,779,670
732,445	O’Reilly Automotive, Inc.*	72,805,033
477,435	TJX Companies Inc	74,837,936
		449,805,104
	Consumer Discretionary - Consumer Services — 2.89%
178,045	McDonald’s Corporation	52,272,232
566,690	Starbucks Corporation	59,689,458
		111,961,690
	Consumer Staples - Consumer Staples Distribution & Retail — 2.20%
84,150	Costco Wholesale Corporation	85,372,699

	Consumer Staples - Food, Beverage & Tobacco — 1.39%
683,565	The Coca-Cola Company	53,837,579

	Financials - Banks — 1.68%
208,430	JPMorgan Chase & Co.	65,286,529

	Financials - Financial Services — 6.83%
435,075	Intercontinental Exchange, Inc.	68,781,007
120,275	Mastercard Incorporated Class A	60,488,703
164,740	S&P Global, Inc.	71,040,830
195,120	Visa Inc. Class A	64,358,381
		264,668,921
	Financials - Insurance — 1.45%
180,507	Aon Plc Class A	56,255,007

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) April 30, 2026 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS — 97.53% (continued)
	Health Care - Health Care Equipment & Services — 3.89%
685,410	Alcon AG	$51,316,647
833,685	Boston Scientific Corporation*	48,028,593
163,895	Stryker Corporation	51,648,231
		150,993,471
	Health Care - Pharmaceuticals, Biotechnology & Life Sciences — 7.00%
358,546	AstraZeneca PLC	67,180,764
69,685	Eli Lilly & Company	65,127,601
1,347,460	Sanofi Sponsored ADR	62,764,687
159,228	Thermo Fisher Scientific Inc.	76,263,843
		271,336,895
	Industrials - Capital Goods — 7.03%
165,370	Eaton Corporation plc	71,606,864
1,320,580	Fastenal Company	59,333,659
650,000	Fortive Corp.	38,863,500
151,040	Illinois Tool Works Inc.	38,969,830
438,230	Johnson Controls International plc	63,994,727
		272,768,580
	Industrials - Commercial & Professional Services — 3.01%
259,210	Cintas Corporation	45,286,579
434,670	Waste Connections, Inc.	71,598,842
		116,885,421
	Information Technology - Semiconductors & Semiconductor Equipment — 15.36%
208,259	Advanced Micro Devices, Inc.*	73,825,733
241,875	Broadcom Inc.	100,965,881
36,850	KLA Corporation	64,500,398
221,137	Lam Research Corporation	57,022,387
1,152,620	NVIDIA Corporation	230,028,373
245,671	Texas Instruments Incorporated	69,053,205
		595,395,977

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) April 30, 2026 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS — 97.53% (continued)
	Information Technology - Software & Services — 14.57%
193,628	Cadence Design Systems, Inc.*	$63,817,853
416,093	Microsoft Corporation	169,674,404
342,995	Palo Alto Networks, Inc.*	61,505,863
109,055	Roper Technologies, Inc.	38,693,805
274,115	Salesforce, Inc.	48,389,521
442,340	ServiceNow, Inc.*	39,063,045
243,840	Snowflake Inc.*	33,276,845
134,712	Synopsys, Inc.*	65,012,011
216,220	Workday, Inc. Class A*	26,465,328
145,225	Zscaler, Inc.*	18,978,003
		564,876,678
	Information Technology - Technology Hardware & Equipment — 4.62%
659,910	Apple Inc.	179,066,579

	Materials - Materials — 3.16%
202,240	Sherwin-Williams Company	65,042,406
190,310	Vulcan Materials Company	57,424,139
		122,466,545
	TOTAL COMMON STOCKS (cost $1,691,567,083)	3,781,685,273

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) April 30, 2026 (unaudited)

Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS — 2.52%
	Money Market Demand Account — 1.36%
$52,672,062	U.S. Bank Money Market, 3.45%	$52,672,062

	Money Market Fund — 1.16%
45,000,000	First American Money Market Funds Government Obligations Fund - X Class, 7-day net yield, 3.58%	45,000,000

	TOTAL SHORT-TERM INVESTMENTS (cost $97,672,062)	97,672,062
	TOTAL INVESTMENTS (cost $1,789,239,145) — 100.05%	3,879,357,335
	LIABILITIES, NET OF OTHER ASSETS — (0.05)%	(1,854,234)
	TOTAL NET ASSETS (basis of percentages disclosed above) — 100%	$3,877,503,101

*	Non-income producing security.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities April 30, 2026 (unaudited)

ASSETS
Investments in securities at value (cost $1,789,239,145)	$3,879,357,335
Receivables
Dividend and interest	735,857
Capital stock subscription	19,625
Total receivables	755,482
Other	33,246
Total assets	3,880,146,063

LIABILITIES
Payables
Due to adviser
Management fee	2,014,979
Accounting and administration fee	36,547
Total due to adviser	2,051,526
Capital stock redemption	487,934
Other payable and accrued expense	103,502
Total liabilities	2,642,962
Total net assets	$3,877,503,101

NET ASSETS CONSIST OF
Paid in capital	$1,691,092,705
Accumulated distributable earnings	2,186,410,396
Total net assets	$3,877,503,101

NET ASSET VALUE PER SHARE ($.50 par value, 200,000,000 shares authorized), offering price and redemption price (43,425,570 shares outstanding)	$89.29

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations For the six months ended April 30, 2026 (unaudited)

INCOME
Dividend (net of foreign taxes of $82,964)	$13,278,688
Interest	1,759,169
Total income	15,037,857

EXPENSES
Management fee	12,655,126
Transfer agent fees	300,578
Administration services	225,481
Accounting and pricing services	172,366
Custodian fees	98,911
Insurance	77,538
Postage and mailing	68,609
Printing	48,392
Registration fees	23,575
Directors’ fees	22,725
Audit and tax fees	15,500
Legal fees	11,951
Other operating expenses	9,939
Total expenses	13,730,691
Net investment income	1,307,166

NET REALIZED GAIN ON INVESTMENTS	87,611,903

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS	(139,359,801)
Net realized and unrealized gain (loss) on investments	(51,747,898)
Net increase (decrease) in net assets resulting from operations	$(50,440,732)

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets For the six months ended April 30, 2026 (unaudited), seven months ended October 31, 2025*, and fiscal year ended March 31, 2025

	Six Months Ended 4/30/2026 (unaudited)	Seven Months Ended 10/31/2025*	Year Ended 3/31/2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,307,166	$4,853,694	$11,963,686
Net realized gain on investments	87,611,903	157,753,369	357,075,288
Change in net unrealized appreciation/depreciation on investments	(139,359,801)	243,059,737	(286,816,112)
Net increase (decrease) in net assets resulting from operations	(50,440,732)	405,666,800	82,222,862

DISTRIBUTIONS TO SHAREHOLDERS
From investment operations	(148,136,226)	(212,693,520)	(332,654,830)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued (139,833, 212,644 and 543,918 shares, respectively)	12,414,724	19,176,547	51,652,804
Reinvestment of distributions (1,450,557, 2,106,533 and 3,271,430 shares, respectively)	130,405,102	187,039,027	301,378,060
Cost of shares redeemed (2,777,457, 2,268,666 and 3,115,639 shares, respectively)	(246,236,566)	(206,194,569)	(293,830,207)
Change in net assets derived from capital share transactions	(103,416,740)	21,005	59,200,657
Total increase (decrease) in net assets	(301,993,698)	192,994,285	(191,231,311)

NET ASSETS
Beginning of period	4,179,496,799	3,986,502,514	4,177,733,825
End of period	$3,877,503,101	$4,179,496,799	$3,986,502,514

*	For the seven months ended October 31, 2025. Prior to April 1, 2025, the Fund’s fiscal year end was March 31.

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements April 30, 2026 (unaudited)

These financial statements have been prepared pursuant to reporting rules for interim financial statements. Accordingly, these financial statements do not include all of the information and footnotes required by U.S. generally accepted accounting principles (“U.S. GAAP”) for annual financial statements. These financial statements should be read in conjunction with the financial statements and financial highlights and notes in the Fund’s Annual Financial Statements and Other Information on Form N-CSR for the year ended October 31, 2025.

These financial statements have not been audited. Management believes that these financial statements include all adjustments (which, unless otherwise noted, include only normal recurring adjustments) necessary for a fair presentation of the financial results for each period shown.

(1)	Summary of Significant Accounting Policies —

Nicholas Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The primary objective of the Fund is long-term growth. The following is a summary of the significant accounting policies of the Fund:

(a)

Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price. For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price. Investments in shares of open-end mutual funds, including money market funds, are valued at their daily closing net asset value. Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal institutional-sized trading units, issuer analysis, bond market activity and various other factors. Short-term investments are valued using evaluated bid prices. Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of Directors. The Board of Directors has delegated fair value responsibilities to Nicholas Company, Inc., the Fund’s adviser. The Fund did not maintain any positions in derivative instruments or engage in hedging activities during the period. Investment transactions for financial statement purposes are recorded on trade date.

In accordance with Accounting Standards Codification (“ASC”) 820-10, “Fair Value Measurement” (“ASC 820-10”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in

Notes to Financial Statements (continued) April 30, 2026 (unaudited)

pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical investments

Level 2 -

other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 –
Common Stocks(1)	$3,781,685,273
Money Market Deposit Account	52,672,062
Money Market Fund	45,000,000
Level 2 –
None	—
Level 3 –
None	—
Total	$3,879,357,335

(1)	See Schedule of Investments for further detail by industry.

The Fund did not hold any Level 3 investments during the period.

(b)	Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

Notes to Financial Statements (continued) April 30, 2026 (unaudited)

(c)

Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Non-cash dividends, if any, are recorded at value on date of distribution. Generally, discounts and premiums on long-term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.

(d)

Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(e)

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. Distributions from net investment income are generally declared and paid at least semi-annually. Distributions of net realized capital gain, if any, are declared and paid at least annually.

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. Financial reporting records are adjusted for permanent book-to-tax differences to reflect tax character.

The tax character of distributions paid during the six months ended April 30, 2026 and the years ended October 31, 2025 and March 31, 2025, was as follows:

	04/30/2026	10/31/2025	03/31/2025
Distributions paid from:
Ordinary income	$—	$—	$20,042,718
Long-term capital gain	148,136,226	212,693,520	312,612,112
Total distributions paid	$148,136,226	$212,693,520	$332,654,830

The following information for the Fund is presented on an income tax basis as of October 31, 2025.

Investment cost for federal tax purposes	$1,959,748,250

Unrealized appreciation	$2,273,838,039
Unrealized depreciation	(44,360,048)
Net unrealized appreciation	$2,229,477,991

The differences between U.S. GAAP financial statement and tax-basis cost is attributable primarily to the Fund’s holdings in partnership interests.

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of April 30, 2026. Also, the Fund recognized no interest and penalties related to uncertain tax benefits during the period ended

Notes to Financial Statements (continued) April 30, 2026 (unaudited)

April 30, 2026. At April 30, 2026, the fiscal years 2022 through 2025 remain open to examination in the Fund’s major tax jurisdictions.

(f)

The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) ASC 946, “Financial Services - Investment Companies.” U.S. GAAP guidance requires management to make estimates and assumptions that effect the amounts reported in the financial statements and accompanying notes. Actual results could differ from estimates.

(g)

In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(h)

In connection with the preparation of the Fund’s financial statements, management evaluated subsequent events after the date of the Statement of Assets and Liabilities of April 30, 2026. There have been no material subsequent events since April 30, 2026 that would require adjustment to or additional disclosure in these financial statements.

(2)	Related Parties —

(a)	Investment Adviser and Management Agreement —

The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the “Adviser”) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of 0.75% of the average net asset value up to and including $50 million and 0.65% of the average net asset value in excess of $50 million.

The Adviser may be paid for accounting and administration services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to $50,000 for such services.

Notes to Financial Statements (continued) April 30, 2026 (unaudited)

(b)	Legal Counsel —

A director of the Adviser is affiliated with a law firm that provides services to the Fund. The Fund incurred expenses of $8,489 for the period ended April 30, 2026 for legal services rendered by this law firm.

(3)	Investment Transactions —

For the period ended April 30, 2026, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $353,660,478 and $574,851,562, respectively.

(4)	Operating Segments —

The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of the Fund’s adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers. The financial information in the form of the Fund’s portfolio investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Approval of Investment Advisory Contract (unaudited)

A discussion of the Approval by the Board of Directors of the Fund’s Investment Advisory Contract can be found in the Fund’s Semiannual Financial Statements and Other Information dated September 30, 2025.

Information on Proxy Voting (unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 or 414-276-0535. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website, www.sec.gov. A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund’s website, www.nicholasfunds.com, and the SEC’s website, www.sec.gov.

Nicholas Funds Services Offered (unaudited)

●	IRAs

●	Traditional	●	SEP
●	Roth	●	SIMPLE

●	Coverdell Education Savings Accounts

●	Automatic Investment Plan

●	Direct Deposit of Dividend and Capital Gain Distributions

●	Systematic Withdrawal Plan

●	Monthly Automatic Exchange between Funds

●	Telephone Purchase and Redemption

●	Telephone Exchange

●	24-hour Automated Account Information (800-544-6547)

●	24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds.

Directors and Officers

DAVID O. NICHOLAS, President and Director

JOHN A. HAUSER, Director

DAVID P. PELISEK, Director

JULIE M. VAN CLEAVE, Director

JENNIFER R. KLOEHN, Senior Vice President,
Treasurer and Chief Compliance Officer

LAWRENCE J. PAVELEC, Senior Vice President and Secretary

JEFFREY J. STRONG, Senior Vice President

Investment Adviser

NICHOLAS COMPANY, INC.

Milwaukee, Wisconsin

www.nicholasfunds.com

414-276-0535 or 800-544-6547

Accountant
Dividend Disbursing Agent
Transfer Agent

U.S. BANCORP FUND SERVICES, LLC

Milwaukee, Wisconsin

414-276-0535 or 800-544-6547

Distributor

QUASAR DISTRIBUTORS, LLC

Portland, Maine

Custodian

U.S. BANK N.A.

Milwaukee, Wisconsin

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

Milwaukee, Wisconsin

Counsel

MICHAEL BEST & FRIEDRICH LLP

Milwaukee, Wisconsin

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The statutory and summary prospectus contain this and other important information about the investment company, and they may be obtained by calling 1-800-544-6547 or visiting www.nicholasfunds.com. Please read the prospectus carefully before investing.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There have been no such changes in or disagreements with accountants as contemplated by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable for this reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers, and others is disclosed in the Statement of Operations included under Item 7.(a) Financial Statements and Financial Highlights for Open-End Management Investment Companies of this Report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for approval of the investment advisory contract is included under Item 7.(a) Financial Statements and Financial Highlights for Open-End Management Investment Companies of this Report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to this filing.

Item 19. Exhibits.

(a)(1) Sarbanes-Oxley Code of Ethics for Principal Executive and Senior Financial Officers (that is the subject of the disclosure required by Item 2).

Applicable only to annual reports.

(a)(2) Not applicable to this filing.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, attached hereto as EX-99.CERT.

(a)(4) Not applicable to this filing.

(a)(5) Change in the registrant’s independent public accountant.

Not applicable to this filing.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, attached hereto as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By:	/s/ David O. Nicholas
Name:	David O. Nicholas
Title:	Principal Executive Officer

Date:	June 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David O. Nicholas
Name:	David O. Nicholas
Title:	Principal Executive Officer
Date:	June 26, 2026

By:	/s/ Jennifer R. Kloehn
Name:	Jennifer R. Kloehn
Title:	Principal Financial Officer
Date:	June 26, 2026